(Loss)/Earnings per Share	12 Months Ended
Dec. 31, 2023
(Loss)/Earnings per Share [Abstract]
(Loss)/Earnings per Share
8. (Loss)/Earnings per Share

All of the Company’s common stock issued and outstanding (including any restricted shares issued under the Company’s amended and restated equity incentive plan) have equal rights to vote and participate in dividends, subject to forfeiture provisions as set forth in the respective stock award agreements, as applicable. Furthermore, the Class A warrants are entitled to receive dividends which are not refundable, and therefore are considered participating securities for basic earnings per share calculation purposes. The Class A warrants do not participate in losses. For the year ended December 31, 2023, the Company declared and paid aggregate cash dividends on its Series C preferred stock of $991 and $1,121, respectively. With regards to the Series D preferred stock, during the year ended December 31, 2023, the Company declared and paid aggregate cash dividends of $968, which excludes any amounts accrued in prior periods, as applicable. Also, during the year ended December 31, 2023, in connection with the M/V Melia Stock Dividend and the DSI Series C preferred stock redemption, the Company recorded deemed dividends amounting to $154 and $2,549, respectively. No dividends were declared on the Company’s common stock and its Class A warrants during 2023. For the year ended December 31, 2022, the Company declared and paid aggregate cash dividends to its common and Class A warrants’ holders of $2,089 and $1,012, respectively. Further, in the same year, the Company declared and paid aggregate cash dividends on its Series C preferred stock of $950 and $780, respectively. With regards to the Series D preferred stock, during 2022, the Company declared and paid aggregate cash dividends of $117, which excludes any amounts accrued in prior periods, as applicable. Also, during 2022, in connection with the M/V Baltimore Stock Dividend, the Company recorded a deemed dividend amounting to $134. No dividends were declared to Company’s common holders during the period from inception (April 15, 2021) through December 31, 2021. For the period from inception (April 15, 2021) through December 31, 2021, dividends on Series C Preferred Stock amounted to $69, not paid as of December 31, 2021.

For the year ended December 31, 2023, the calculation of basic loss per share does not treat the non-vested shares (considered non-participating securities) as outstanding until the time/service-based vesting restrictions have lapsed. The dilutive effect, if any, of the Company’s share-based compensation arrangements (following assumed conversion of the Series C preferred stock to common under the “if converted method”) and the Class A, Class B, and private placement warrants, is computed using the treasury stock method, which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period. The dilutive effect, if any, from the conversion of outstanding Series C and Series D preferred stock is calculated with the “if converted” method, to the extent that such conversion would not result in beneficial ownership by the preferred stockholders of more than 49% of the total outstanding common shares of the Company, in accordance with the terms of the respective agreements governing the Series C and Series D preferred stock. The dilutive effect, if any, from the conversion of outstanding Series E Preferred Stock is calculated with the “if converted” method, to the extent the contingencies triggering such conversion are satisfied by the end of the reporting period (Note 7(iv)). Incremental shares are the number of shares assumed issued under the i) treasury stock method and the ii) “if converted” method weighted for the periods the non-vested shares, warrants and convertible preferred stock were outstanding. For the year ended December 31, 2023, the computation of diluted earnings per share reflects the potential dilution resulting from the exercise of the outstanding private placement warrants during the period using the treasury stock method which resulted in 56,688 incremental common shares. During 2023, no incremental shares were calculated from the application of the treasury stock method on i) the Class A and Class B warrants and ii) the share-based compensation arrangements (following assumed conversion of the Series C Preferred Stock to common under the “if converted” method) and the “if converted” method for the Series C and Series D preferred stock, because to do so would be anti-dilutive. In addition, for the year ended December 31, 2023, the Company has not applied the if converted method to the Series E Preferred Stock, since none of the contingencies triggering such conversion were satisfied as of December 31, 2023. Similarly, for the year ended December 31, 2022, no incremental shares were calculated from the application of the treasury stock method for i) the Class A warrants and ii) the share-based compensation arrangements (following assumed conversion of Series C Preferred Stock to common under the “if converted method”) and the “if converted” method for the Series C and Series D preferred stock as the effect of such shares was anti-dilutive. For the period from inception date (April 15, 2021) through December 31, 2021, the computation of diluted earnings per share reflects the potential dilution from conversion of the outstanding Series C Preferred Stock calculated with the “if converted” method described above and resulted in 17,277 shares.

Also, net (loss)/income in each year/period is adjusted by the amount of dividends declared and/or accumulated on the Series C and D preferred stock, deemed dividends on the Series C and Series D preferred stock in connection with redemptions incurred in the year/period, dividends on Class A warrants and undistributed earnings on Class A warrants, as applicable in each period, as follows:

	December 31, 2023	December 31, 2022	From April 15, 2021 through December 31, 2021

Net (loss)/income and comprehensive (loss)/income	$(1,977)	$(326)	$134
Less deemed dividend on Series C Preferred Stock upon issuance of common stock	(2,549)	-	-
Less deemed dividend on Series D Preferred Stock upon issuance of common stock	(154)	(134)	-
Less dividends on Series C Preferred Stock	(991)	(950)	(69)
Less dividends on Series D Preferred Stock	(1,036)	(252)	-
Less dividends on Class A warrants	-	(1,012)	-
Net (loss)/income and comprehensive (loss)/income attributable to common stockholders for basic (loss)/ earnings per share purposes	$(6,707)	$(2,674)	$65
Less changes in fair value of warrants’ liability	(6,222)	-	-
Net (loss)/earnings and comprehensive (loss)/earnings attributable to common stockholders for diluted (loss)/earnings per share purposes	$(12,929)	$(2,674)	$65

Weighted average number of common stock, basic	3,315,519	155,655	44,101
Effect of dilutive securities	56,688	-	17,277
Weighted average number of common stock, diluted	3,372,207	155,655	61,378

(Loss)/ Earnings per share, basic	$(2.02)	$(17.18)	$1.47
(Loss)/ Earnings per share, diluted	$(3.83)	$(17.18)	$1.06